Lease liabilities - Lease Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	$ 342,030	$ 378,510
Exchange differences	36,979	(88,926)
Acquisition of subsidiaries (Note 21)	9,904
Additions and re-measurement	38,271	117,986
Payments	(109,132)	(98,478)
Finance cost related to lease liabilities	38,550	32,938	$ 40,203
Closing net book amount	356,602	342,030	378,510
Agricultural "partnerships"
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	320,608	357,159
Exchange differences	33,246	(87,462)
Acquisition of subsidiaries (Note 21)	0
Additions and re-measurement	27,715	107,050
Payments	(94,561)	(86,276)
Finance cost related to lease liabilities	34,511	30,137
Closing net book amount	321,519	320,608	357,159
Others
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	21,422	21,351
Exchange differences	3,733	(1,464)
Acquisition of subsidiaries (Note 21)	9,904
Additions and re-measurement	10,556	10,936
Payments	(14,571)	(12,202)
Finance cost related to lease liabilities	4,039	2,801
Closing net book amount	$ 35,083	$ 21,422	$ 21,351